ACCRUED EXPENSES AND OTHER LIABILITIES (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES
Payables for the purchase of property and equipment	$ 17,973	¥ 125,126	¥ 119,995
Payroll and welfare payables	27,243	189,658	82,251
Payables for delivery costs	11,408	79,417	58,414
Payables for advertising expenditures	17,675	123,047	23,830
Payables for office supplies and utilities	20,218	140,752	40,876
Accrued liabilities for free coupons	5,902	41,089	28,696
Cash received in relation to fabricated transactions	325,219	2,264,107
Others	33,132	230,653	16,955
Accrued expenses and other liabilities	$ 458,770	¥ 3,193,849	¥ 371,017